Superannuation commitments - Contributions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Superannuation commitments
Funding surplus	$ 161	$ 140
Employer contributions	29	30
Member contributions	6	7
Expected contribution from the employer in the next fiscal year	$ 23
WGP
Superannuation commitments
Percentage of contribution on member's salary	16.90%
WNZS
Superannuation commitments
Percentage of contribution on member's salary	17.40%
Parent Entity
Superannuation commitments
Employer contributions	$ 28	30
Member contributions	$ 6	$ 7